Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	5 - 18

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2021	€61.3	€142.4	€81.6	€285.3
Additions	20.0	44.3	63.2	127.5
Disposals	(0.8)	(15.1)	(1.7)	(17.6)
Reclassifications	23.1	25.8	(48.9)	—
Currency differences	0.5	0.7	0.1	1.3
Acquisition of subsidiaries and businesses	—	0.2	—	0.2

As of December 31, 2021	€104.1	€198.3	€94.3	€396.7

As of January 1, 2022	104.1	198.3	94.3	396.7
Additions	100.2	46.7	182.3	329.2
Disposals	—	(1.1)	(0.5)	(1.6)
Reclassifications	12.0	28.2	(40.2)	—
Currency differences	0.7	0.9	(0.4)	1.2

As of December 31, 2022	€217.0	€273.0	€235.5	€725.5

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2021	€10.4	€47.9	€—	€58.3
Depreciation	4.4	25.0	—	29.4
Disposals	(0.6)	(13.1)	—	(13.7)
Currency differences	—	0.2	—	0.2

As of December 31, 2021	€14.2	€60.0	€—	€74.2

As of January 1, 2022	14.2	60.0	—	74.2
Depreciation	7.8	34.6	—	42.4
Disposals	—	(0.4)	—	(0.4)
Currency differences	—	0.1	—	0.1

As of December 31, 2022	€22.0	€94.3	€—	€116.3

(in millions)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2021	€89.9	€138.3	€94.3	€322.5

As of December 31, 2022	€195.0	€178.7	€235.5	€609.2